13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
Notes payable, capitalized leases and long term debt
	March 31,	September 30,
	2019	2018

Capital Source Business Finance Group	$—	$145,186
Total debt	—	145,186
Less current portion of long term debt	—	(145,186)
Long term debt	$—	$—

	September 30,	September 30,
	2018	2017

Capital Source Business Finance Group	$145,186	$365,725
Note payable to Umpqua Bank	0	199,935
Secured note payable to J3E2A2Z LP - related party	-	600,000
Total debt	145,186	1,165,660
Less current portion of long term debt	(145,186)	(1,165,660)
Long term debt	$-	$-